Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 67,495	$ 68,535
Due from related parties	7,338	6,555
Inventories	3,595	3,674
Prepaid expenses and other current assets	5,671	3,791
Total current assets	84,099	82,555
Assets, Noncurrent [Abstract]
Vessels, net	1,507,918	1,534,782
Equity investment	92,281	0
Vessels under construction	0	6,710
Deferred financing cost, net	3,706	3,068
Other assets	474	474
Due from related parties	15,348	15,821
Total non-current assets	1,619,727	1,560,855
Total assets	1,703,826	1,643,410
Liabilities, Current [Abstract]
Bank loans, net	60,310	46,993
Finance Lease, Liability, Current	4,594	1,144
Senior Notes, Current	73,253	0
Accounts payable and accrued expenses	13,976	10,087
Due to related parties	481	366
Total current liabilities	152,614	58,590
Liabilities, Noncurrent [Abstract]
Bank loans, net	621,179	576,967
Finance Lease, Liability, Noncurrent	69,229	17,747
Senior Notes, net	0	72,726
Total non-current liabilities	690,408	667,440
Total liabilities	843,022	726,030
Commitments and Contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 74,902,364 and 75,298,676 shares as of December 31, 2017 and December 31, 2016, respectively	796	762
Paid-in capital	1,747,648	1,745,844
Common stock held in treasury, at cost; 1,465,448 shares at December 31, 2017	(56,720)	(11,004)
Accumulated deficit	(830,920)	(818,222)
Total shareholders' equity	860,804	917,380
Total liabilities and shareholders' equity	$ 1,703,826	$ 1,643,410